Loans - Aging Analysis of Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging Analysis of Loans By Class [Abstract]
Loans	$ 4,038,825	$ 3,790,901
Accrued interest excluded from total	13,461	12,500
Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	12,899	7,512
Accrued interest excluded from total	109	48
30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	6,339	3,266
Accrued interest excluded from total	65	31
60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	3,035	1,132
Accrued interest excluded from total	44	17
90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	3,525	3,114
Accrued interest excluded from total	0	0
Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	4,025,926	3,783,389
Accrued interest excluded from total	13,352	12,452
Commercial
Aging Analysis of Loans By Class [Abstract]
Loans	1,937,364	1,679,731
Accrued interest excluded from total	6,496	5,743
Commercial | Commercial and industrial
Aging Analysis of Loans By Class [Abstract]
Loans	1,001,329	810,145
Accrued interest excluded from total	3,310	2,710
Commercial | Commercial and industrial | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	132	28
Commercial | Commercial and industrial | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	78	0
Commercial | Commercial and industrial | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial and industrial | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	54	28
Commercial | Commercial and industrial | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	1,001,197	810,117
Commercial | Commercial real estate
Aging Analysis of Loans By Class [Abstract]
Loans	936,035	869,586
Accrued interest excluded from total	3,186	3,033
Commercial | Commercial real estate | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Commercial | Commercial real estate | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	936,035	869,586
Mortgage
Aging Analysis of Loans By Class [Abstract]
Loans	1,516,726	1,485,872
Accrued interest excluded from total	5,357	5,097
Mortgage | 1-4 family owner occupied - jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	875,551	859,236
Accrued interest excluded from total	2,520	2,375
Mortgage | 1-4 family owner occupied - jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	2,899	544
Mortgage | 1-4 family owner occupied - jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	755	0
Mortgage | 1-4 family owner occupied - jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	664	0
Mortgage | 1-4 family owner occupied - jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	1,480	544
Mortgage | 1-4 family owner occupied - jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	872,652	858,692
Mortgage | 1-4 family owner occupied - non-jumbo
Aging Analysis of Loans By Class [Abstract]
Loans	299,142	301,172
Accrued interest excluded from total	1,160	1,111
Mortgage | 1-4 family owner occupied - non-jumbo | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	6,249	3,936
Mortgage | 1-4 family owner occupied - non-jumbo | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	3,395	1,763
Mortgage | 1-4 family owner occupied - non-jumbo | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	1,653	742
Mortgage | 1-4 family owner occupied - non-jumbo | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	1,201	1,431
Mortgage | 1-4 family owner occupied - non-jumbo | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	292,893	297,236
Mortgage | 1-4 family non-owner occupied
Aging Analysis of Loans By Class [Abstract]
Loans	176,950	173,816
Accrued interest excluded from total	680	654
Mortgage | 1-4 family non-owner occupied | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	329	437
Mortgage | 1-4 family non-owner occupied | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	329	215
Mortgage | 1-4 family non-owner occupied | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	64
Mortgage | 1-4 family non-owner occupied | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	0	158
Mortgage | 1-4 family non-owner occupied | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	176,621	173,379
Mortgage | 1-4 family - 2nd lien
Aging Analysis of Loans By Class [Abstract]
Loans	133,947	116,032
Accrued interest excluded from total	846	804
Mortgage | 1-4 family - 2nd lien | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	1,059	595
Mortgage | 1-4 family - 2nd lien | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	648	241
Mortgage | 1-4 family - 2nd lien | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	66	139
Mortgage | 1-4 family - 2nd lien | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	345	215
Mortgage | 1-4 family - 2nd lien | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	132,888	115,437
Mortgage | Resort lending
Aging Analysis of Loans By Class [Abstract]
Loans	31,136	35,616
Accrued interest excluded from total	151	153
Mortgage | Resort lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	143	193
Mortgage | Resort lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	0
Mortgage | Resort lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	0	50
Mortgage | Resort lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	143	143
Mortgage | Resort lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	30,993	35,423
Installment
Aging Analysis of Loans By Class [Abstract]
Loans	584,735	625,298
Accrued interest excluded from total	1,608	1,660
Installment | Boat lending
Aging Analysis of Loans By Class [Abstract]
Loans	264,341	268,648
Accrued interest excluded from total	736	714
Installment | Boat lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	467	597
Installment | Boat lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	281	320
Installment | Boat lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	99	16
Installment | Boat lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	87	261
Installment | Boat lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	263,874	268,051
Installment | Recreational vehicle lending
Aging Analysis of Loans By Class [Abstract]
Loans	224,537	251,852
Accrued interest excluded from total	576	655
Installment | Recreational vehicle lending | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	1,207	729
Installment | Recreational vehicle lending | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	622	414
Installment | Recreational vehicle lending | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	395	35
Installment | Recreational vehicle lending | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	190	280
Installment | Recreational vehicle lending | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	223,330	251,123
Installment | Other
Aging Analysis of Loans By Class [Abstract]
Loans	95,857	104,798
Accrued interest excluded from total	296	291
Installment | Other | Financial Asset, Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	414	453
Installment | Other | 30-59 days
Aging Analysis of Loans By Class [Abstract]
Loans	231	313
Installment | Other | 60-89 days
Aging Analysis of Loans By Class [Abstract]
Loans	158	86
Installment | Other | 90+ and Still Accruing
Aging Analysis of Loans By Class [Abstract]
Loans	25	54
Installment | Other | Loans not Past Due
Aging Analysis of Loans By Class [Abstract]
Loans	$ 95,443	$ 104,345